COMMON SHARES	12 Months Ended
Dec. 31, 2016
COMMON SHARES [Abstract]
COMMON SHARES
18. COMMON SHARES

On May 5, 2011, the Company completed its IPO of a total of 7,750,000 ADS with a gross proceed of US$89,125 and the Variation of Capital described above was effective as of the same date. Immediately following the closing of the IPO, the Company had 38,750,000 outstanding Class A common shares represented by 7,750,000 ADSs and all of the Company’s 114,637,272 outstanding Preferred Shares were converted into Class B common shares immediately as of the same date.

Holders of Class A common shares and Class B common shares have the same rights except for the following:

(a) Holders of Class A common shares are entitled to one vote per share, while holders of Class B common shares are entitled to ten votes per share.

(b) Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

(c) Upon any transfer of Class B common shares by a holder thereof to any person or entity which is not an affiliate of such holder and which is not any of the founders or any affiliates of the founders of the Company, such Class B common shares shall be automatically and immediately converted into equal number of Class A common shares.

The common shares reserved for issuance upon exercise of the share-based awards were 86,562,934,  89,281,910 and 94,568,835 for years ended December 31, 2014, 2015 and 2016, respectively.